GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
General and administrative expenses [Abstract]
General and Administrative Expenses	■ General and Administrative Expenses

For the years ended December 31	2025	2024
Corporate administration	$103	$95
Share-based compensation	119	20
Total[1]	$222	$115
[1]Includes employee costs of $170 million (2024: $73 million).